Written Put Option - Schedule of Investments (Details) - $ / shares		12 Months Ended
	Dec. 07, 2021	Dec. 31, 2021
Option Indexed to Issuer's Equity [Line Items]
Value of the written put options (usd per share)	$ 1.15	$ 0.87
Exercise price (usd per shares)	11.50	11.50
Common stock price (usd per share)	$ 9.99	$ 5.66
Expected option term (years)	5 years	4 years 11 months 8 days
Expected volatility	16.50%	39.50%
Risk-free rate of return	1.26%	1.25%
Expected annual dividend yield	0.00%	0.00%
Written put options
Option Indexed to Issuer's Equity [Line Items]
Value of the written put options (usd per share)	$ 1.14	$ 4.50
Exercise price (usd per shares)	10.15	10.15
Common stock price (usd per share)	$ 9.99	$ 5.66
Expected option term (years)	3 months	2 months 4 days
Expected volatility	53.00%	66.00%
Risk-free rate of return	0.06%	0.06%
Expected annual dividend yield	0.00%	0.00%